Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands													36 Months Ended
	Jul. 07, 2015 USD ($) shares	Jul. 07, 2015 CNY (¥) shares	Jul. 11, 2014 USD ($) shares	Jul. 11, 2014 CNY (¥) shares	Jul. 11, 2013 USD ($) shares	Jul. 11, 2013 CNY (¥) shares	Feb. 28, 2012 USD ($) shares	Feb. 28, 2012 CNY (¥) shares	Feb. 07, 2012 USD ($) shares	Feb. 07, 2012 CNY (¥) shares	Sep. 23, 2011 USD ($) shares	Sep. 23, 2011 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													¥ 1,749,452
Redemption value accretion													202,679
Foreign currency translation adjustment													(96,862)
Conversion of preferred shares to ordinary shares													(1,855,269)
Redeemable convertible preferred shares, ending balance													0
Proceeds from issuance of convertible promissory notes											$ 3,333	¥ 20,973
Series A-1 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													134,719
Redemption value accretion													26,356
Foreign currency translation adjustment													(7,651)
Conversion of preferred shares to ordinary shares													(153,424)
Redeemable convertible preferred shares, ending balance													0
Number of redeemable convertible preferred shares issued | shares											1,250,000	1,250,000
Series A-2 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													152,097
Redemption value accretion													29,619
Foreign currency translation adjustment													(8,632)
Conversion of preferred shares to ordinary shares													(173,084)
Redeemable convertible preferred shares, ending balance													0
Number of redeemable convertible preferred shares issued | shares									178,572	178,572	1,250,000	1,250,000
Proceeds from issuance of redeemable convertible preferred shares									$ 2,000	¥ 13,153
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													293,455
Redemption value accretion													60,289
Foreign currency translation adjustment													(16,763)
Conversion of preferred shares to ordinary shares													(336,981)
Redeemable convertible preferred shares, ending balance													0
Number of redeemable convertible preferred shares issued | shares							2,380,952	2,380,952
Proceeds from issuance of redeemable convertible preferred shares							$ 6,666	¥ 41,946
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													197,987
Redemption value accretion													40,164
Foreign currency translation adjustment													(11,297)
Conversion of preferred shares to ordinary shares													(226,854)
Redeemable convertible preferred shares, ending balance													0
Number of redeemable convertible preferred shares issued | shares					1,571,973	1,571,973
Proceeds from issuance of redeemable convertible preferred shares					$ 11,404	¥ 70,462
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													438,683
Redemption value accretion													57,988
Foreign currency translation adjustment													(24,341)
Conversion of preferred shares to ordinary shares													(472,330)
Redeemable convertible preferred shares, ending balance													0
Number of redeemable convertible preferred shares issued | shares			3,178,652	3,178,652
Proceeds from issuance of redeemable convertible preferred shares			$ 35,000	¥ 215,863
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													532,511
Redemption value accretion													(11,737)
Foreign currency translation adjustment													(28,178)
Conversion of preferred shares to ordinary shares													(492,596)
Redeemable convertible preferred shares, ending balance													¥ 0
Number of redeemable convertible preferred shares issued | shares	2,925,658	2,925,658
Proceeds from issuance of redeemable convertible preferred shares	$ 55,000	¥ 342,880